COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Nov. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES

Other information related to our operating leases is as follows:

ROU asset – December 1, 2020	$-
Additions	3,359,674
Amortization	(236,109)
ROU asset - November 30, 2021	$3,123,565

Lease liability – December 1, 2020	$-
Additions	3,359,674
Amortization	(163,161)
Lease liability - November 30, 2021	$3,196,513

ROU asset – December 1, 2021	$3,123,565
Additions	1,633,349
Deletions	(30,156)
Amortization	(487,082)
ROU asset - November 30, 2022	$4,239,676

Lease liability - December 1, 2021	$3,196,513
Additions	1,633,349
Deletions	(30,606)
Amortization	(447,916)
Lease liability - November 30, 2022	$4,351,340

SCHEDULE OF MINIMUM LEASE PAYMENTS

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the lease liabilities recorded on the Balance Sheet as of November 30, 2022:

Fiscal Year	Minimum Lease Payments
2023	$681,173
2024	879,958
2025	900,306
2026	921,161
2027	942,536
Thereafter	741,909
Total	5,067,043
Less interest	(715,703)
Present value of future minimum lease payments	4,351,340
Less current obligations	(475,195)
Long term lease obligations	$3,876,145